LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 5,315
2027	4,368
2028	3,869
2029	3,063
2030	1,396
thereafter	0
Total undiscounted lease payments	18,011
Less: adjustment to discounted lease payments	(990)
Total discounted lease payments	$ 17,021